Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Weighted average rates percentage	5.79%	0.53%
Contract liabilities under deferred revenues	$ 3,078	$ 3,888
Revenues	$ 810
Percentage of deposits on monthly salary	8.33%
Severance pay expense	$ 51	$ 53	$ 46
Maximum percentage of realization on ultimate settlement	50.00%